Convertible debentures (Details) - USD ($)	Feb. 29, 2020	Nov. 30, 2019
Convertible debenture payable	$ 1,707,131	$ 1,744,813
Convertible Debenture Payable 1
Convertible debenture payable	482,071	473,442
Convertible Debenture Payable 2
Convertible debenture payable	1,050,000	1,050,000
Convertible Debenture Payable 3
Convertible debenture payable	$ 175,060	$ 221,371